RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
As of December 31, 2020, the Company has no ultimate controlling shareholder. See also Note 18 for details regarding ownership structure.
COMPENSATION TO DIRECTORS AND SENIOR MANAGERS OF THE COMPANY
The following table sets forth the total compensation paid to our directors and senior managers, who are considered to be key management of the company:

	2020	2019	2018

Short-term employee benefits	35	48	33
Long-term employee benefits	1	—	—
Share-based payments	—	3	—
Termination benefits	4	—	2
Total compensation to directors and senior management *	40	51	35
* The number of directors and senior managers vary from year to year. Total compensation paid to directors and senior management approximates the amount charged in the consolidated income statement for that year.
Under the Company’s bye-laws, the Board of Directors of the Company established a compensation and talent committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company’s directors, officers and employees and for supervising the administration of the Company’s equity incentive plans and other compensation and incentive programs.
Compensation of Key Senior Managers
The following table sets forth the total remuneration expense to the key senior managers in 2020 and 2019 (gross amounts in whole euro and whole US$ equivalents). For further details on compensation and changes to key senior managers, please refer to the Explanatory notes below.

In whole euros	Kaan Terzioglu	Sergi Herrero	Ursula Burns	Serkan Okandan	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Scott Dresser	Alex Kazbegi	Joop Brakenhoff
	Group Co-CEO	Group Co-CEO	Group CEO	Group CFO	Group CFO	Deputy Group CFO	Group COO	Group General Counsel	Chief Strategy Officer	Chief Internal Audit & Compliance Officer
2020
Short-term employee benefits
Base salary	1,323,000	1,181,368	1,162,750	864,000	16,810	211,600	—	1,300,000	553,500	224,100
Annual incentive	930,418	769,643	540,984	525,730	—	80,302	—	2,300,000	338,378	147,813
Other	439,657	2,158,022	554,328	297,341	212,631	40,360	299,333	24,100	104,124	39,908
Long-term employee benefits	76,366	706,925	—	—	—	—	—	—	—	—
Share-based payments	88,056	58,707	111,403	76,316	(217,080)	(7,954)	(217,080)	(65,526)	—	8,775
Termination benefits	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	2,857,497	4,874,665	2,369,465	1,763,387	12,361	324,308	82,253	3,558,574	996,002	420,596

2019
Short-term employee benefits
Base salary	220,500	342,036	5,500,000	—	1,500,000	264,500	1,250,000	1,300,000	394,795	—
Annual incentive	472,151	514,460	10,461,000	—	1,455,216	211,713	4,184,355	2,258,882	700,000	—
Other	105,999	1,560,229	1,146,503	—	24,100	35,750	46,857	29,100	677,662	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—
Share-based payments	—	—	—	—	64,842	8,242	(828,047)	(697,504)	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—
Total remuneration expense	798,650	2,416,725	17,107,503	—	3,044,158	520,205	4,653,165	2,890,478	1,772,457	—
* Total remuneration expense for 2020 excludes accrued payroll taxes of EUR9 million (US$10) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns, Kjell Johnson.

In whole US dollars	Kaan Terzioglu	Sergi Herrero	Ursula Burns	Serkan Okandan	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Scott Dresser	Alex Kazbegi	Joop Brakenhoff
	Group Co-CEO	Group Co-CEO	Group CEO	Group CFO	Group CFO	Deputy Group CFO	Group COO	Group General Counsel	Chief Strategy Officer	Chief Internal Audit & Compliance Officer
2020
Short-term employee benefits
Base salary	1,508,380	1,346,902	1,325,676	985,064	19,165	241,250	—	1,482,157	631,057	255,501
Annual incentive	1,060,789	877,486	616,787	599,396	—	91,554	—	2,622,278	385,792	168,525
Other	501,262	2,460,406	632,001	339,005	242,425	46,015	341,276	27,477	118,714	45,500
Long-term employee benefits	87,066	805,980	—	—	—	—	—	—	—	—
Share-based payments	100,394	66,933	127,013	87,009	(247,497)	(9,069)	(247,497)	(74,708)	—	10,005
Termination benefits	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	3,257,891	5,557,707	2,701,477	2,010,474	14,093	369,750	93,779	4,057,204	1,135,563	479,531

2019
Short-term employee benefits
Base salary	246,782	382,805	6,155,568	—	1,678,791	296,027	1,398,993	1,454,952	441,852	—
Annual incentive	528,429	575,781	11,707,890	—	1,628,669	236,948	4,683,106	2,528,128	783,436	—
Other	118,633	1,746,199	1,283,159	—	26,973	40,011	52,442	32,569	758,435	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—
Share-based payments	—	—	—	—	72,571	9,224	(926,745)	(780,642)	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—
Total remuneration expense	893,844	2,704,785	19,146,617	—	3,407,004	582,210	5,207,796	3,235,007	1,983,723	—
* Total remuneration expense for 2020 excludes accrued payroll taxes of EUR9 million (US$10) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns, Kjell Johnson.
Explanatory notes
Base salary includes any holiday allowances pursuant to the terms of an individual’s employment agreement. Annual incentive expense includes amounts accrued under the short-term incentive in respect of performance during the current year, as well as any special recognition bonus. Other short-term employee benefits include certain allowances (for example, pension allowance or reimbursement of certain losses etc.) and support (for example, relocation support).
Share-based payments expense relates to amounts accrued under the value growth cash-based multi-year incentive plans, see below for further details.
Changes in Key Senior Managers
Ursula Burns stepped down as Group CEO with effect from March 1, 2020. Sergi Herrero and Kaan Terzioğlu were appointed as Co-CEOs with effective from March 1, 2020, having previously served as Joint COOs since September 2, 2019 and November 1, 2019, respectively.
On May 1, 2020, Serkan Okandan joined VEON as Group CFO. Trond Westlie stepped down from the role of Group CFO on September 30, 2019. Murat Kirkgoz served as Deputy Group CFO from August 1, 2019 to April 30, 2020.
Kjell Johnsen stepped down from the role of Group COO on November 1, 2019.
The Key Senior Managers of VEON include Group (co-)CEOs, Group CFO, Group COO and Group General Counsel. In addition to the Key Senior Managers disclosed, VEON has also voluntarily disclosed other senior managers. Alex Kazbegi was appointed Group Chief Strategy Officer effective from February 18, 2019, and Joop Brakenhoff was appointed Group Chief Internal Audit & Compliance Officer, effective July 1, 2020.
Compensation of Board of Directors
The following table sets forth the total remuneration expense to the members of the Board of Directors members in 2020 and 2019 (gross amounts in whole euro and whole US dollar equivalents). For details on changes in Board of Directors, please refer to explanations below.

	Retainer		Committees		Other compensation		Total
In whole euros	2020	2019	2020	2019	2020	2019	2020	2019

Hans Holger Albrecht	204,167	—	72,917	—	—	—	277,084	—
Guillaume Bacuvier	105,114	250,000	23,125	53,909	—	—	128,239	303,909
Osama Bedier	308,333	250,000	68,750	25,000	—	—	377,083	275,000
Ursula Burns	323,864	—	—	5,952	—	—	323,864	5,952
Mariano De Beer	204,167	—	87,500	—	—	—	291,667	—
Peter Derby	204,167	—	87,500	—	—	—	291,667	—
Mikhail Fridman	60,417	40,000	—	—	—	—	60,417	40,000
Gennady Gazin	629,167	250,000	33,333	80,000	—	—	662,500	330,000
Amos Genish	204,167	—	87,500	—	—	—	291,667	—
Yaroslav Glazunov	13,350	—	—	—	—	—	13,350	—
Andrei Gusev	60,417	40,000	—	—	500,000	750,000	560,417	790,000
Gunnar Holt	308,333	250,000	118,750	69,643	—	—	427,083	319,643
Sir Julian Horn-Smith	105,114	250,000	10,511	25,000	—	—	115,625	275,000
Robert Jan van de Kraats	308,333	250,000	85,417	30,000	—	—	393,750	280,000
Guy Laurence	104,167	250,000	12,500	30,000	—	—	116,667	280,000
Alexander Pertsovsky	47,917	40,000	—	—	—	—	47,917	40,000
Steve Pusey	204,167	—	58,333	—	—	—	262,500	—
Kaan Terzioglu	—	92,708	—	9,063	—	—	—	101,771
Total compensation	3,395,361	1,962,708	746,136	328,567	500,000	750,000	4,641,497	3,041,275

	Retainer		Committees		Other compensation		Total
In whole US dollars	2020	2019	2020	2019	2020	2019	2020	2019

Hans Holger Albrecht	232,775	—	83,134	—	—	—	315,909	—
Guillaume Bacuvier	119,843	279,799	26,365	60,335	—	—	146,208	340,134
Osama Bedier	351,537	279,799	78,383	27,980	—	—	429,920	307,779
Ursula Burns	369,244	—	—	6,661	—	—	369,244	6,661
Mariano De Beer	232,775	—	99,761	—	—	—	332,536	—
Peter Derby	232,775	—	99,761	—	—	—	332,536	—
Mikhail Fridman	68,883	44,768	—	—	—	—	68,883	44,768
Gennady Gazin	717,326	279,799	38,004	89,536	—	—	755,330	369,335
Amos Genish	232,775	—	99,761	—	—	—	332,536	—
Yaroslav Glazunov	15,221	—	—	—	—	—	15,221	—
Andrei Gusev	68,883	44,768	—	—	570,060	839,396	638,943	884,164
Gunnar Holt	351,537	279,799	135,389	77,944	—	—	486,926	357,743
Sir Julian Horn-Smith	119,843	279,799	11,984	27,980	—	—	131,827	307,779
Robert Jan van de Kraats	351,537	279,799	97,386	33,576	—	—	448,923	313,375
Guy Laurence	118,763	279,799	14,252	33,576	—	—	133,015	313,375
Alexander Pertsovsky	54,631	44,768	—	—	—	—	54,631	44,768
Steve Pusey	232,775	—	66,507	—	—	—	299,282	—
Kaan Terzioglu	—	103,758	—	10,143	—	—	—	113,901
Total compensation	3,871,123	2,196,655	850,687	367,731	570,060	839,396	5,291,870	3,403,782

Changes in Board of Directors
Ursula Burns was appointed Group CEO and Chairman of the VEON Ltd. board of directors on December 12, 2018. Accordingly, her total compensation for 2019 and until March 1, 2020, has been included in the section “Compensation of Key Senior Managers” above, except for payments received in respect of her role on Board Committees. Ursula Burns stepped down as Group CEO on March 1, 2020, and later stepped down as Chairman on June 1, 2020.
On June 1, 2020 VEON announced the results of the elections conducted at its Annual General Meeting of Shareholders. Shareholders elected five new members to the Company’s Board of Directors, Hans Holger Albrecht, Mariano De Beer, Peter Derby, Amos Genish and Stephen Pusey, as well as seven previously serving directors: Osama Bedier, Mikhail M. Fridman, Gennady Gazin, Andrei Gusev, Gunnar Holt, Robert Jan van de Kraats and Alexander Pertsovsky.
Following the election of the directors, Gennady Gazin was appointed as Chairman of VEON’s Board of Directors, effective June 1, 2020.
Value growth cash-based multi-year incentive plans
To stimulate and reward leadership efforts that result in sustainable success, value growth cash-based multi-year incentive plan (“Incentive Plans”) were designed for members of our recognized leadership community. The participants in the Incentive Plans may receive cash payouts after the end of each relevant award performance period.
Vesting is based on the attainment of certain Key Performance Indicators (“KPIs”), such as absolute share price, total return per share or value growth of certain VEON businesses. Options may be exercised by the participant at any time during a defined exercise period, subject to the Company’s insider trading policy.
Short Term Incentive Scheme
The Company’s Short Term Incentive (“STI”) Scheme provides cash pay-outs to participating employees based on the achievement of established KPIs over the period of one calendar year. KPIs are set every year at the beginning of the year and evaluated in the first quarter of the next year. The KPIs are partially based on the financial and operational results (such as total operating revenue, EBITDA and equity free cash flow) of the Company, or the affiliated entity employing the employee, and partially based on individual targets that are agreed upon with the participant at the start of the performance period based on his or her specific role and activities. The weight of each KPI is decided on an individual basis.
Pay-out of the STI award is scheduled in March of the year following the assessment year and is subject to continued active employment during the year of assessment (except in limited “good leaver” circumstances in which case there is a pro-rata reduction) and is also subject to a pro-rata reduction if the participant commenced employment after the start of the year of assessment. Pay-out of the STI award is dependent upon final approval by the compensation and talent committee.